Operating lease liabilities	12 Months Ended
Dec. 31, 2023
Operating lease liabilities
Operating lease liabilities

15. Operating lease liabilities

The following table discloses the weighted-average remaining lease term and weighted-average discount rate for the Group’s leases:

	Year ended December 31,
Lease Term and Discount Rate	2022		2023
Weighted-average remaining lease term:
- Operating leases	5.50	years	4.63	years
Weighted-average discount rate
- Operating leases	6.69%		6.32%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Fiscal Year	Operating lease
RMB
2024	390,362
2025	300,519
2026	197,584
2027	146,670
2028	82,532
Thereafter	192,133
Total lease commitment	1,309,800

Less: Imputed interest	(177,721)

Total operating lease liabilities	1,132,079
Less: current operating lease liabilities	(332,983)

Long-term operating lease liabilities	799,096

As of December 31, 2023, the future lease payments for short-term operating leases that are not capitalized as right-of-use assets were RMB16,105.

Supplemental cash flow information related to leases for the year ended December 31, 2022 and 2023 is as follows:

	For Year Ended December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:

Operating cash flows from operating leases	371,295	432,477
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	54,036	429,788

During the three years ended December 31, 2021, 2022 and 2023, the Group incurred operating lease expenses of RMB319,649, RMB367,605 and RMB447,126 (excluding RMB35,386 for short-term leases not capitalized as right-of-use assets), respectively.